Summary of Significant Accounting Policies Activity of financial instruments with significant Level 3 inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Embedded Derivative Financial Instruments [Member]
Schedule of financial instrument activity [Line Items]
Liability Balance	$ 392	$ 2,282	$ 0
Convertible redeemable Series E preferred stock and warrants issued		2,131
Change in fair value recorded in earnings	(1,890)	151
Warrant [Member]
Schedule of financial instrument activity [Line Items]
Liability Balance	83	290	36
Convertible redeemable Series E preferred stock and warrants issued		266
Change in fair value recorded in earnings	$ (207)	$ (12)